RESTRUCTURING AND OTHER CHARGES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER CHARGES
NOTE
21
.
RESTRUCTURING AND OTHER CHARGES.
This table is inclusive of all restructuring charges and the charges are shown below for the business where they originated. Separately, in our reported segment results, major restructuring programs are excluded from measurement of segment operating performance for internal and external purposes; those excluded amounts are reported in Restructuring and other charges. See Note 23 for further information.

RESTRUCTURING AND OTHER CHARGES	Three months ended March 31,
	2024	2023

Workforce reductions	$76	$45
Plant closures and associated costs and other asset write-downs	66	57
Acquisition/disposition net charges and other	5	10
Total restructuring and other charges	$147	$113
Cost of equipment and services	$104	$32
Selling, general, and administrative expenses	42	80
Total restructuring and other charges	$147	$113
Power	$48	$21
Wind	89	52
Electrification	10	30
Other	—	11
Total restructuring and other charges(a)	$147	$113

(a)
Includes $68 million and $66 million primarily in
non-cash
impairment, accelerated depreciation and other charges for the three months ended March 31, 2024 and 2023, respectively, not reflected in the liability table below.

Liabilities associated with restructuring activities were recorded in All other current liabilities, All other liabilities, and
Non-current
compensation and benefits.

RESTRUCTURING LIABILITIES	2024	2023
Balance as of January 1	$276	$283
Additions	78	46
Payments	(61)	(67)
Foreign exchange and other	(4)	5
Balance as of March 31	$289	$267
In addition to the continued impacts of ongoing initiatives, restructuring primarily included exit activities associated with the plan announced in October 2022 to undertake a restructuring program across our Wind b usiness
es, primarily reflecting the selectivity strategy to operate in fewer markets and to simplify and standardize product variants. The estimated cost of this multi-year restructuring program was approximately $600 million, with the majority recognized in the first half of 2023. This plan was expanded during the third quarter of 2023 to include the consolidation of the global footprint and related resources at our Power businesses to better serve our customers.

NOTE 21. RESTRUCTURING AND OTHER CHARGES
The Company has undertaken or committed to various restructuring initiatives, including workforce reductions and the consolidation of manufacturing and service facilities. Restructuring and other charges primarily include employee-related termination benefits associated with workforce reductions, facility exit costs, asset write-downs, and cease-use
costs. During the years ended December 31, 2023, 2022 and 2021, the Company recorded net pre-tax
restructuring and other charges totaling $443 million, $314 million and $506 million, respectively.
This table is inclusive of all restructuring charges, and the charges are shown below for the business where they originated. Separately, in our reported segment results, major restructuring programs are excluded from measurement of segment operating performance for internal and external purposes; those excluded amounts are rep orted in R
estructuring and other charges in Note 23.
Restructuring and Other Charges

For the years ended December 31,	2023	2022	2021
Workforce reductions	$224	$119	$473
Plant closures and associated costs and other asset write-downs	173	166	80
Acquisition / disposition net charges and other	46	29	(47)
Total restructuring and other charges	$443	$314	$506
Cost of equipment and services	$147	$192	$369
Selling, general and administrative expenses	296	122	137
Total restructuring and other charges	$443	$314	$506
Power	$124	$141	$337
Wind	232	156	40
Electrification	54	1	116
Other	33	16	13
Total restructuring and other charges(a)	$443	$314	$506

(a)
Includes $227 million, $203 million and $56 million primarily in non-cash
impairment, accelerated depreciation and other charges for the years ended December 31, 2023, 2022 and 2021, respectively, not reflected in the liability table below.

Liabilities associated with restructuring activities were recorded in All other current liabilities, All other liabilities, and Noncurrent compensation and benefits.

Restructuring Liabilities
Balance as of January 1, 2021	$411
Additions	450
Payments	(352)
Foreign exchange and other	(75)
Balance as of December 31, 2021	$434
Additions	111
Payments	(240)
Foreign exchange and other	(22)
Balance as of December 31, 2022	$283
Additions	216
Payments	(222)
Foreign exchange and other	(1)
Balance as of December 31, 2023	$276
For the years ended December 31, 2023 and 2022, in addition to the continued impacts of ongoing initiatives, restructuring primarily included exit activities associated with the plan announced in October 2022 to undertake a restructuring program across our Wind businesses, primarily reflecting the selectivity strategy to operate in fewer markets and to simplify and standardize product variants. The estimated cost of this multi-year restructuring program was approximately $600 million, with the majority recognized in the first half of 2023. This plan was expanded during the third quarter of 2023 to include the consolidation of the global footprint and related resources at our Power businesses to better serve our customers. For the year ended December 31, 2021, restructuring primarily included exit activities at our Power business related to our new coal build wind-down actions, which included the exit of certain product lines, closing certain manufacturing and office facilities and other workforce reduction programs.